Performance B.4. People (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Number of permanent employees:
Subsidiaries | employee	14,282	13,456	15,742
Honduras joint venture | employee	680	729	785
Total | employee	14,962	14,185	16,527
Classes of employee benefits expense:
Wages and salaries	$ (358)	$ (421)	$ (463)
Social security	(59)	(63)	(73)
Share based compensation	(14)	(50)	(52)
Pension and other long-term benefit costs	(2)	(3)	(3)
Other employees related costs	(19)	(17)	(24)
Total	$ (452)	(553)	(614)
Severance costs		115	87
Wages and salaries
Classes of employee benefits expense:
Severance costs		94	78
Share based compensation
Classes of employee benefits expense:
Severance costs		$ 21	$ 9